Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Momentum Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EMM-NPRT1-0426
1.9920995.100
Common Stocks - 88.5%
	Shares	Value ($)
BRAZIL - 4.5%
Financials - 2.7%
Banks - 2.2%
Banco Bradesco SA	100	348
Banco Bradesco SA (PN)	961,400	3,892,914
NU Holdings Ltd/Cayman Islands Class A (a)	225,057	3,994,763
		7,888,025
Capital Markets - 0.5%
Banco BTG Pactual SA unit	151,800	1,729,212
TOTAL FINANCIALS		9,617,237
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Rede D'Or Sao Luiz SA (b)(c)	149,300	1,202,570
Industrials - 0.6%
Aerospace & Defense - 0.6%
Embraer SA	110,700	2,039,307
Utilities - 0.9%
Electric Utilities - 0.5%
Axia Energia	122,700	1,267,626
Axia Energia Series B	50,500	554,730
		1,822,356
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (a)	22,100	88,689
Water Utilities - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	50,020	1,342,231
TOTAL UTILITIES		3,253,276
TOTAL BRAZIL		16,112,390
CHILE - 1.4%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Falabella SA	126,211	979,842
Financials - 0.8%
Banks - 0.8%
Banco de Chile	7,011,750	1,545,453
Banco de Credito e Inversiones SA	16,016	1,191,225
TOTAL FINANCIALS		2,736,678
Industrials - 0.3%
Passenger Airlines - 0.3%
Latam Airlines Group SA	29,285,669	950,126
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	103,240	438,914
TOTAL CHILE		5,105,560
CHINA - 23.7%
Communication Services - 4.7%
Entertainment - 0.4%
Netease Inc	52,700	1,366,515
Interactive Media & Services - 4.3%
Bilibili Inc Z Shares (a)	32,780	1,123,037
JOYY Inc Class A ADR	2,936	188,932
Meitu Inc (b)(c)	419,000	414,060
Tencent Holdings Ltd	179,900	13,827,439
		15,553,468
TOTAL COMMUNICATION SERVICES		16,919,983
Consumer Discretionary - 4.8%
Automobile Components - 0.3%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	108,000	924,182
Automobiles - 0.8%
Geely Automobile Holdings Ltd	966,000	1,989,598
NIO Inc A Shares (a)	64,850	309,165
XPeng Inc A Shares (a)	39,800	358,264
Zhejiang Leapmotor Technology Co Ltd H Shares (a)(b)(c)	42,700	231,863
		2,888,890
Broadline Retail - 2.5%
Alibaba Group Holding Ltd	417,500	8,881,723
Hotels, Restaurants & Leisure - 0.4%
Trip.com Group Ltd	26,150	1,604,973
Specialty Retail - 0.8%
Pop Mart International Group Ltd (b)(c)	99,600	2,850,778
TOTAL CONSUMER DISCRETIONARY		17,150,546
Consumer Staples - 0.8%
Beverages - 0.4%
Nongfu Spring Co Ltd H Shares (b)(c)	236,600	1,451,928
Consumer Staples Distribution & Retail - 0.4%
JD Health International Inc (a)(b)(c)	157,700	1,276,804
TOTAL CONSUMER STAPLES		2,728,732
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
PetroChina Co Ltd H Shares	3,134,000	3,722,881
Financials - 4.5%
Banks - 0.9%
Agricultural Bank of China Ltd A Shares (China)	1,442,500	1,394,412
China Construction Bank Corp H Shares	304,000	306,958
Chongqing Rural Commercial Bank Co Ltd H Shares	222,000	165,674
Industrial & Commercial Bank of China Ltd A Shares (China)	1,179,300	1,229,895
		3,096,939
Capital Markets - 0.4%
China International Capital Corp Ltd H Shares (b)(c)	216,000	586,721
CITIC Securities Co Ltd A Shares (China)	112,600	454,822
GF Securities Co Ltd A Shares (China)	76,500	247,490
GF Securities Co Ltd H Shares	103,200	240,955
Orient Securities Co Ltd/China H Shares (b)(c)	125,200	108,819
		1,638,807
Insurance - 3.2%
China Life Insurance Co Ltd A Shares (China)	19,100	136,607
China Life Insurance Co Ltd H Shares	1,192,000	5,322,124
China Pacific Insurance Group Co Ltd A Shares (China)	81,100	531,392
China Taiping Insurance Holdings Co Ltd	221,400	726,087
New China Life Insurance Co Ltd A Shares (China)	31,600	378,195
New China Life Insurance Co Ltd H Shares	144,700	1,177,108
People's Insurance Co Group of China Ltd/The H Shares	1,330,000	1,157,691
PICC Property & Casualty Co Ltd H Shares	1,050,000	2,176,047
		11,605,251
TOTAL FINANCIALS		16,340,997
Health Care - 1.8%
Biotechnology - 0.8%
3SBio Inc (b)(c)	188,500	562,211
Innovent Biologics Inc (a)(b)(c)	210,500	2,185,270
		2,747,481
Life Sciences Tools & Services - 0.3%
Genscript Biotech Corp (a)	28,000	46,057
Wuxi Apptec Co Ltd A Shares (China)	71,200	975,041
		1,021,098
Pharmaceuticals - 0.7%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	162,000	800,451
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	67,900	568,067
Sino Biopharmaceutical Ltd	1,484,000	1,261,346
		2,629,864
TOTAL HEALTH CARE		6,398,443
Industrials - 0.8%
Electrical Equipment - 0.2%
Goldwind Science & Technology Co Ltd A Shares (China)	39,700	149,109
Sungrow Power Supply Co Ltd A Shares (China)	25,400	551,717
		700,826
Marine Transportation - 0.5%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	25,900	53,613
COSCO SHIPPING Holdings Co Ltd H Shares	550,500	965,406
SITC International Holdings Co Ltd	188,000	701,261
		1,720,280
Passenger Airlines - 0.1%
China Eastern Airlines Corp Ltd H Shares (a)	426,000	295,557
TOTAL INDUSTRIALS		2,716,663
Information Technology - 1.0%
Communications Equipment - 0.4%
Zhongji Innolight Co Ltd A Shares (China)	13,800	1,288,337
Electronic Equipment, Instruments & Components - 0.4%
Foxconn Industrial Internet Co Ltd A Shares (China)	182,300	1,513,103
Semiconductors & Semiconductor Equipment - 0.2%
Cambricon Technologies Corp Ltd A Shares (China) (a)	4,935	893,677
TOTAL INFORMATION TECHNOLOGY		3,695,117
Materials - 4.1%
Metals & Mining - 4.1%
China Gold International Resources Corp Ltd	36,900	969,250
China Hongqiao Group Ltd	420,000	1,941,911
CMOC Group Ltd A Shares (China)	214,300	750,015
CMOC Group Ltd H Shares	561,000	1,602,837
Jiangxi Copper Co Ltd H Shares	104,000	631,820
MMG Ltd (a)	632,000	832,462
Shandong Gold Mining Co Ltd H Shares (b)(c)	100,250	567,973
Zhaojin Mining Industry Co Ltd H Shares	249,500	1,156,142
Zijin Mining Group Co Ltd A Shares (China)	240,400	1,388,090
Zijin Mining Group Co Ltd H Shares	910,000	4,880,763
TOTAL MATERIALS		14,721,263
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
Huaneng Power International Inc H Shares	580,000	423,190
Water Utilities - 0.1%
Guangdong Investment Ltd	370,000	349,534
TOTAL UTILITIES		772,724
TOTAL CHINA		85,167,349
COLOMBIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Grupo Cibest SA	35,672	805,708
CZECH REPUBLIC - 0.6%
Financials - 0.1%
Banks - 0.1%
Komercni Banka AS	5,688	344,884
Utilities - 0.5%
Electric Utilities - 0.5%
CEZ AS	32,573	1,873,493
TOTAL CZECH REPUBLIC		2,218,377
EGYPT - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
Eastern Co SAE	192,904	155,376
Financials - 0.0%
Financial Services - 0.0%
Fawry for Banking & Payment Technology Services SAE (a)	219,747	80,257
TOTAL EGYPT		235,633
GREECE - 2.0%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	16,571	333,921
Financials - 1.9%
Banks - 1.9%
Alpha Bank SA	336,897	1,612,714
Eurobank SA	346,255	1,697,142
National Bank of Greece SA	120,999	2,139,201
Piraeus Bank SA	152,625	1,539,579
TOTAL FINANCIALS		6,988,636
TOTAL GREECE		7,322,557
HONG KONG - 0.4%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (b)(c)	1,104,000	1,297,311
HUNGARY - 1.3%
Financials - 1.3%
Banks - 1.3%
OTP Bank Nyrt	36,999	4,661,343
INDONESIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Aneka Tambang Tbk	230,700	56,794
KOREA (SOUTH) - 17.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
LG Uplus Corp	27,808	306,692
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
HD Hyundai Co Ltd	6,964	1,123,280
Financials - 1.6%
Banks - 1.1%
KB Financial Group Inc	42,683	3,963,895
Capital Markets - 0.5%
Korea Investment Holdings Co Ltd	5,527	821,013
Mirae Asset Securities Co Ltd	29,657	873,930
		1,694,943
TOTAL FINANCIALS		5,658,838
Industrials - 5.1%
Aerospace & Defense - 1.0%
Hanwha Aerospace Co Ltd	4,209	3,771,687
Electrical Equipment - 0.2%
HD Hyundai Electric Co Ltd	938	574,802
Industrial Conglomerates - 1.5%
SK Square Co Ltd (a)	13,417	5,271,615
Machinery - 2.4%
Hanwha Ocean Co Ltd (a)	16,443	1,569,800
HD Hyundai Heavy Industries Co Ltd	3,180	1,260,400
HD Korea Shipbuilding & Offshore Engineering Co Ltd	6,603	1,882,046
Hyundai Rotem Co Ltd	10,893	1,730,740
Samsung Heavy Industries Co Ltd (a)	106,267	2,157,233
		8,600,219
TOTAL INDUSTRIALS		18,218,323
Information Technology - 9.5%
Semiconductors & Semiconductor Equipment - 4.1%
SK Hynix Inc	23,708	14,854,985
Technology Hardware, Storage & Peripherals - 5.4%
Samsung Electronics Co Ltd	174,447	19,299,762
TOTAL INFORMATION TECHNOLOGY		34,154,747
Utilities - 0.4%
Electric Utilities - 0.4%
Korea Electric Power Corp	39,554	1,582,876
TOTAL KOREA (SOUTH)		61,044,756
KUWAIT - 1.0%
Financials - 1.0%
Banks - 1.0%
Kuwait Finance House KSCP	1,393,211	3,665,628
MALAYSIA - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telekom Malaysia Bhd	283,900	568,952
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Malaysia Bhd	203,700	102,315
Specialty Retail - 0.0%
Petronas Dagangan Bhd	27,100	145,743
TOTAL CONSUMER DISCRETIONARY		248,058
Consumer Staples - 0.4%
Food Products - 0.4%
IOI Corp Bhd	478,200	484,023
SD Guthrie Bhd	529,400	784,297
TOTAL CONSUMER STAPLES		1,268,320
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Sunway Bhd	213,700	312,256
TOTAL MALAYSIA		2,397,586
MEXICO - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Grupo Mexico SAB de CV Series B	128,900	1,431,279
Industrias Penoles SAB de CV (a)	29,900	1,732,818

TOTAL MEXICO		3,164,097
PERU - 1.3%
Financials - 1.0%
Banks - 1.0%
Credicorp Ltd	9,846	3,513,349
Materials - 0.3%
Metals & Mining - 0.3%
Cia de Minas Buenaventura SAA ADR	35,936	1,231,167
TOTAL PERU		4,744,516
POLAND - 1.4%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA	5,549	405,750
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
ORLEN SA	93,036	2,826,954
Financials - 0.5%
Insurance - 0.5%
Powszechny Zaklad Ubezpieczen SA	93,190	1,838,096
TOTAL POLAND		5,070,800
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	57,610	224,681
SAUDI ARABIA - 1.0%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co	67,046	1,258,442
Financials - 0.7%
Banks - 0.7%
Al Rajhi Bank	79,798	2,280,733
TOTAL SAUDI ARABIA		3,539,175
SOUTH AFRICA - 5.2%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
MTN Group Ltd	275,141	3,055,324
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Naspers Ltd Class N	54,862	3,358,940
Financials - 0.5%
Banks - 0.5%
Capitec Bank Holdings Ltd	6,566	1,762,930
Materials - 3.0%
Metals & Mining - 3.0%
Gold Fields Ltd	101,232	5,006,396
Impala Platinum Holdings Ltd	102,208	1,905,080
Northam Platinum Holdings Ltd	53,076	1,264,560
Sibanye Stillwater Ltd (a)	428,019	1,862,914
Valterra Platinum Ltd	4,085	367,030
TOTAL MATERIALS		10,405,980
TOTAL SOUTH AFRICA		18,583,174
TAIWAN - 20.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Chunghwa Telecom Co Ltd	40,000	169,107
Financials - 0.7%
Banks - 0.7%
E.Sun Financial Holding Co Ltd	2,316,000	2,450,638
Industrials - 0.3%
Electrical Equipment - 0.3%
Bizlink Holding Inc	27,000	1,111,991
Information Technology - 19.1%
Communications Equipment - 0.7%
Accton Technology Corp	75,000	2,649,295
Electronic Equipment, Instruments & Components - 3.1%
Chroma ATE Inc	61,000	1,893,870
Delta Electronics Inc	156,000	6,029,463
Elite Material Co Ltd	47,000	2,598,289
Tripod Technology Corp	66,000	783,051
		11,304,673
Semiconductors & Semiconductor Equipment - 13.8%
Hon Precision Inc	11,928	1,417,076
Nanya Technology Corp (a)	181,000	1,872,216
Phison Electronics Corp	7,000	527,800
Powerchip Semiconductor Manufacturing Corp (a)	487,000	1,072,279
Taiwan Semiconductor Manufacturing Co Ltd	768,000	42,339,469
Winbond Electronics Corp (a)	473,000	1,925,566
		49,154,406
Technology Hardware, Storage & Peripherals - 1.5%
Asia Vital Components Co Ltd	51,000	2,358,942
King Slide Works Co Ltd	11,000	1,094,250
Wiwynn Corp	18,000	2,038,650
		5,491,842
TOTAL INFORMATION TECHNOLOGY		68,600,216
TOTAL TAIWAN		72,331,952
THAILAND - 1.7%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL depository receipt	178,700	1,976,745
Financials - 0.1%
Banks - 0.1%
Tisco Financial Group PCL depository receipt	66,100	235,697
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Delta Electronics Thailand PCL depository receipt	620,200	4,029,826
TOTAL THAILAND		6,242,268
TURKEY - 0.4%
Industrials - 0.4%
Aerospace & Defense - 0.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	207,572	1,447,472
UNITED ARAB EMIRATES - 2.7%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Abu Dhabi National Oil Co for Distribution PJSC	331,422	370,001
Financials - 1.6%
Banks - 1.6%
Abu Dhabi Islamic Bank PJSC	218,280	1,446,681
Dubai Islamic Bank PJSC	513,524	1,350,753
Emirates NBD Bank PJSC	337,765	2,860,312
TOTAL FINANCIALS		5,657,746
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Salik Co PJSC	19,012	33,028
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Emaar Development PJSC	85,202	399,040
Emaar Properties PJSC	802,044	3,275,877
TOTAL REAL ESTATE		3,674,917
TOTAL UNITED ARAB EMIRATES		9,735,692
UNITED STATES - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
BeOne Medicines Ltd H Shares (a)	116,500	3,080,977
TOTAL COMMON STOCKS (Cost $271,861,429)		318,255,796

Non-Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
COLOMBIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Grupo Cibest SA non-voting shares	73,573	1,502,550
KOREA (SOUTH) - 1.2%
Financials - 0.0%
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd (a)	1,166	120,881
Information Technology - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co Ltd	53,737	4,348,655
TOTAL KOREA (SOUTH)		4,469,536
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,118,307)		5,972,086

Money Market Funds - 9.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $33,627,125)	3.70	33,620,401	33,627,125

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $309,606,861)	357,855,007
NET OTHER ASSETS (LIABILITIES) - 0.5% (d)	1,739,595
NET ASSETS - 100.0%	359,594,602

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	25	3/2026	1,901,000	186,081
ICE MSCI India NTR Index Contracts (United States)	272	3/2026	33,422,000	(1,604,720)

TOTAL FUTURES CONTRACTS				(1,418,639)
The notional amount of long futures as a percentage of Net Assets is 9.8%.

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,460,941 or 4.0% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,460,941 or 4.0% of net assets.

(d)	Includes $1,218,449 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	202,985,641	169,360,673	215,482	2,157	-	33,627,125	33,620,401	0.1%
Total	-	202,985,641	169,360,673	215,482	2,157	-	33,627,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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